ACQUISITION OF WATERFILLZ (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of estimated fair values of the assets acquired and liabilities assumed
$
Property and equipment	5,570
Intangible assets	107,420
Total purchase price	112,990

Schedule of acquired entity's statement of operations
$
Revenue	−
Losses	71,206